Intangible Assets, Net	6 Months Ended
Jun. 30, 2011
Intangible Assets, Net
Intangible Assets, Net

11.           Intangible Assets, Net

Intangible assets as of June 30, 2011 consist of the following:

	Gross Carrying Value (Unaudited)	Accumulated Amortization (Unaudited)	Net Carrying Value (Unaudited)	Net Carrying Value (Unaudited)
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Land use rights	395,637	(53,487)	342,150	52,936
Acquired technologies	101,612	(50,364)	51,248	7,929
Software	8,353	(3,286)	5,067	784
Balance, end of year	505,602	(107,137)	398,465	61,648

Amortization expense for the 6 months ended June 30, 2011, was RMB14,122,321 (US$2,184,934).

The land use rights have an amortization period of 20 years and the acquired technologies have amortization periods of between 3 to 15 years.

Expected amortization expense on these intangible assets for each of the next five years and thereafter is as follows:

Year ending June 30	(RMB’000) (Unaudited)	(US$’000) (Unaudited)

2012	30,318	4,691
2013	30,298	4,688
2014	30,272	4,684
2015	23,880	3,695
2016	17,255	2,670
Thereafter	266,442	41,223
	398,465	61,651